Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase - Total Purchase [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplier A [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount	$ 11,475,851	$ 3,756,094
Total purchase, Percentage	34.60%	73.80%
Supplier B [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount	$ 7,281,914
Total purchase, Percentage	21.90%
Supplier C [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount	$ 3,402,612
Total purchase, Percentage	10.30%
Supplier D [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount			$ 139,040
Total purchase, Percentage			10.00%
Supplier E [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount			$ 181,046
Total purchase, Percentage			13.00%
Supplier F [Member]
Concentration of Credit Risk (Details) - Schedule of single suppliers total purchase [Line Items]
Total purchase, Amount			$ 550,496
Total purchase, Percentage			39.50%